TAXATION (Schedule of Rollforward of Valuation Allowances of Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Balance as of beginning of year	$ (73,024)	$ (66,475)
Additions of valuation allowance	(18,208)	(10,953)
Utilization of deferred tax assets	33,533	2,759
Foreign currency translation adjustments	985	1,645
Balance as of end of year	$ (56,714)	$ (73,024)